Property and equipment (Tables)	12 Months Ended
Mar. 25, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
The components of property and equipment are as follows:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Leasehold improvements	35,973	33,665
Furniture, fixtures and equipment	13,866	12,037
Software and electronic equipment	14,864	11,039

	64,703	56,741
Accumulated depreciation and impairment charges	(37,866)	(33,960)

	$26,837	$22,781